Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	voxeljet AG
Entity Central Index Key	0001582581
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3